UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Partners, L.P.
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Address:   280 Park Avenue
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           New York, NY  10017
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Form 13F File Number:  28-6862
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash LLC, by Joshua Nash, Member
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Title:   General Partner
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Phone:   212-455-6200
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Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                    5/7/01
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:               15
                                            ---------------------------
Form 13F Information Table Value Total:     $       140,345
                                            ---------------------------
                                                 (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2001

                                                                                                            ITEM 6:
                                                                               ITEM 5:               INVESTMENT DISCRETION
                               ITEM 2:         ITEM 3:        ITEM 4:      Shares or                   (b) Shares
          ITEM 1:             Title of          Cusip          Fair        Principal                   as Defined   (c) Shared
       Name of Issuer           Class          Number      Market Value     Amount         (a) Sole   in Instr. V      Other
-------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP.       COM LIB GRP A       001957208        11,445,616     817,544         X
APOGENT TECHNOLOGIES      COMMON STOCK        03760A101         1,287,264      63,600         X
ASTRAZENECA               SPONSORED ADR       046353108         3,092,825      64,100         X
BERKSHIRE HATHAWAY CL B   CLASS B             084670207        13,273,600       6,100         X
CSX CORP                  COMMON STOCK        126408103           805,430      23,900         X
CYPRESS SEMICONDUCTR      COMMON STOCK        232806109         4,379,310     247,000         X
EMERSON ELECTRIC CO       COMMON STOCK        291011104         2,095,600      33,800 PUT     X
FEDERAL HOME LOAN         COMMON STOCK        313400301         5,899,530      91,000         X
GENL MOT CORP CL H        CL H                370442832         5,266,950     270,100         X
LIBERTY DIGITAL INC.      CL A                530436104           835,625     133,700         X
MERRILL LYNCH             COMMON STOCK        590188108         8,409,720     151,800         X
NASDAQ 100 SHARES         UNIT SER 1          631100104        58,838,535   1,502,900 CALL    X
NEWS CORP.LTD.PFD.        SP ADR PFD          652487802        20,812,650     779,500         X
PFIZER                    CL B                717081103         1,380,015      33,700         X
WORLDCOM INC              COMMON STOCK        98157D106         2,522,813     135,000         X








Table continued...

                                                       ITEM 8:
                                               VOTING AUTHORITY SHARES
                               ITEM 7:
          ITEM 1:              Managers
       Name of Issuer          See Instr. (a) Sole    (b) Shared    (c) None
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LIBERTY MEDIA CORP.                          X
APOGENT TECHNOLOGIES                         X
ASTRAZENECA                                  X
BERKSHIRE HATHAWAY CL B                      X
CSX CORP                                     X
CYPRESS SEMICONDUCTR                         X
EMERSON ELECTRIC CO                          X
FEDERAL HOME LOAN                            X
GENL MOT CORP CL H                           X
LIBERTY DIGITAL INC.                         X
MERRILL LYNCH                                X
NASDAQ 100 SHARES                            X
NEWS CORP.LTD.PFD.                           X
PFIZER                                       X
WORLDCOM INC                                 X